Share based payments - Long-term incentive plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) Y item $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) item $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) Y $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) Y shares $ / shares	Nov. 15, 2022 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option									$ 2.52
Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Options granted to employees	416,319			461,162			461,162	51,389
Exercisable term	5 years	5 years						5 years
Exercise price of option	$ 3.50
Fair value of option at grant date | $	$ 577	$ 1,049	$ 1,049	$ 1,049	$ 1,049	$ 1,049	$ 1,049	$ 164
Expected life | Y								2.5
Expected dividends	0.00%				0.00%			0.00%
Minimum | Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option		$ 3.21	$ 3.21	$ 3.21	$ 3.21	$ 3.21	$ 3.21	$ 6.21
Risk-free rate	3.37%				1.24%			0.20%
Expected life | Y	4					2.5
Expected volatility	82.51%				68.53%			69.72%
Share price	$ 0.98		3.21					$ 6.12
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option								$ 7.29
Maximum | Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option	$ 2.40	$ 5.76	5.76	$ 5.76	$ 5.76	$ 5.76	$ 5.76
Risk-free rate	4.15%				4.06%			0.92%
Expected life | Y	5					4.87
Expected volatility	85.41%				70.40%			83.57%
Share price	$ 2.40		$ 5.85					$ 7.83